CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.    CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, and time deposits. As of December 31, 2020, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC, Hong Kong and Malta, which management believes are of high credit quality.

Certain risks and uncertainties

The Group acquired the Multi Group in July 2017, the operations of which are dependent on its continued licensing by the Nordic countries gaming regulatory bodies such as the Curacao e-Gaming license, the remote gambling licenses from Malta, the remote operating licenses from the UK, the remote bookmaker’s license from Ireland and the license from Sweden. The Multi Group ceased its operations in Ireland and the United Kingdom on July 1, 2019 and September 30, 2019, respectively, and temporarily suspended its operations in Sweden since January 2020 as TMG did not complete the renewal of its Swedish online gambling license before it expired at the end of 2019. After submitting all the application materials and maintaining close communication with Sweden's e-Gaming regulatory authority, TMG completed the renewal process and resumed its operations in Sweden in September 2020. The loss of a license could have a material adverse effect on future results of its operations. The Group is dependent on the PRC and European markets for a significant number of its patrons and revenues. If economic conditions in these areas deteriorate or additional gaming licenses are awarded to other competitors, the Group’s results of operations could be adversely affected.

The Group is also dependent on the PRC economy in general, and any deterioration in the national economic, energy, credit and capital markets could have a material adverse effect on future results of operations. The Group is dependent upon a stable gaming and admission tax structure in the locations in which it operates. Any change in the tax structure could have a material adverse effect on future results of operations.

The Group‘s reporting currency RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Current vulnerability due to change of regulations or policies

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Due to the uncertain regulations and policies regarding online sales of sports lottery products in PRC, the Group decided to voluntarily and temporarily suspend all of its lottery sales services on April 4, 2015. As of December 31, 2020, the online lottery sales business is still not resumed.